FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Non-derivatives:
Available for sale securities	$ 73,656,000	$ 76,925,000
Floating rate NOK bonds due 2014		72,032,000
Floating rate NOK bonds due 2017	75,210,000	93,752,000
Floating Rate NOK Bonds due 2019	108,542,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,294,000	16,633,000
Interest rate/ currency swap contracts – long-term payables	106,679,000	56,490,000
Long term payables, non-designated swap contracts	3,500,000	3,600,000
Long term receivables, non-designated swap contracts	2,600,000	10,100,000
Carrying Value [Member]
Non-derivatives:
Available for sale securities	73,656,000	76,925,000
Floating rate NOK bonds due 2014	0	71,854,000
Floating rate NOK bonds due 2017	76,487,000	92,483,000
Floating Rate NOK Bonds due 2019	119,277,000	0
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,294,000	16,633,000
Interest rate/ currency swap contracts – short-term payables	517,000	5,705,000
Interest rate/ currency swap contracts – long-term payables	106,679,000	56,490,000
Fair Value [Member]
Non-derivatives:
Available for sale securities	73,656,000	76,925,000
Floating rate NOK bonds due 2014	0	72,032,000
Floating rate NOK bonds due 2017	75,210,000	93,752,000
Floating Rate NOK Bonds due 2019	108,542,000	0
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,294,000	16,633,000
Interest rate/ currency swap contracts – short-term payables	517,000	5,705,000
Interest rate/ currency swap contracts – long-term payables	106,679,000	56,490,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Non-derivatives:
Unsecured convertible bonds	124,375,000	130,589,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	125,000,000	125,000,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	124,375,000	130,589,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	335,563,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	350,000,000	350,000,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	335,563,000	359,307,000
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	$ 200,000	$ 100,000